EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Net (loss) income	$ (76)	$ 1,137	$ 116	$ 2,026
Net income attributable to non-controlling interests	(18)	(53)	(52)	(263)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	(94)	1,084	64	1,763
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ (94)	$ 1,084	$ 64	$ 1,763
Weighted average shares outstanding - Basic (in shares)	1,167	1,166	1,167	1,166
Weighted average shares outstanding - Diluted (in shares)	1,167	1,166	1,167	1,166
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ (0.08)	$ 0.93	$ 0.05	$ 1.51
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ (0.08)	$ 0.93	$ 0.05	$ 1.51